Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remuneration Of Executive Directors (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)
Group Executive Chairman
Explanatory Remnuneration Of Executive Directors LineI tems
Key Management Personnel Compensation Short term Employee Benefits	€ 2,475
Key management personnel compensation annual remuneration	734	[1]
Key Management Personnel Compensation Other Long term Benefits	622	[2]
Total Cash	3,831
Annual Variable Remuneration In BBVA Shares	114,204	[3]
Deferred Variable Remuneration In BBVA Shares Executive Directors	66,947	[4]
Payment In Kind	181,151
Amount of remuneration in kind which includes insurance premiums and others	16
CEO Member
Explanatory Remnuneration Of Executive Directors LineI tems
Key Management Personnel Compensation Short term Employee Benefits	1,965
Key management personnel compensation annual remuneration	591	[1]
Key Management Personnel Compensation Other Long term Benefits	182	[2]
Total Cash	2,738
Annual Variable Remuneration In BBVA Shares	91,915	[3]
Deferred Variable Remuneration In BBVA Shares Executive Directors	19,703	[4]
Payment In Kind	111,618
Amount of remuneration in kind which includes insurance premiums and others	121
Head Of Global Economics Regulation & Public Affairs (Head of GERPA)
Explanatory Remnuneration Of Executive Directors LineI tems
Key Management Personnel Compensation Short term Employee Benefits	834
Key management personnel compensation annual remuneration	89	[1]
Key Management Personnel Compensation Other Long term Benefits	50	[2]
Total Cash	972
Annual Variable Remuneration In BBVA Shares	13,768	[3]
Deferred Variable Remuneration In BBVA Shares Executive Directors	5,449	[4]
Payment In Kind	19,217
Amount of remuneration in kind which includes insurance premiums and others	79
Total [Member]
Explanatory Remnuneration Of Executive Directors LineI tems
Key Management Personnel Compensation Short term Employee Benefits	5,274
Key management personnel compensation annual remuneration	1,414	[1]
Key Management Personnel Compensation Other Long term Benefits	853	[2]
Total Cash	7,541
Annual Variable Remuneration In BBVA Shares	219,887	[3]
Deferred Variable Remuneration In BBVA Shares Executive Directors	92,099	[4]
Payment In Kind	311,986
Amount of remuneration in kind which includes insurance premiums and others	€ 217

[1]	Amounts corresponding to 50% of 2016 annual variable remuneration .
[2]
  Amounts corresponding to the sum of the deferred parts of the annual variable remuneration from previous years (2014 and 2013), and their corresponding updating in cash, payment or delivery of which has been made in 2017, in accordance with the settlement and payment system, as broken down below :
  2nd third of deferred annual variable remuneration from 2014:

Under this item, the executive dir ectors have received: € 321 thousand and 37,392 BBVA shares in the case of the Group Executive Chairman; € 101 thousand and 11,766 BBVA shares in the case of the Chief Executive Officer; and € 32 thousand and 3,681 BBVA shares in the case of the executive dir ector Head of GERPA.

  3rd third of deferred annual variable remuneration from 2013:

Under this item, the executive directors have received: € 301 thousand and 29,555 BBVA shares in the case of the Group Executive Chairman; € 81 thousand and 7,937 BBVA shares in the case of the Chief Executive Officer; and € 18 thousand and 1,768 BBVA shares in the case of the executive director Head of GERPA .

[3]	Amounts corresponding to 50% of 2016 annual variable remuneration .
[4]
  Amounts corresponding to the sum of the deferred parts of the annual variable remuneration from previous years (2014 and 2013), and their corresponding updating in cash, payment or delivery of which has been made in 2017, in accordance with the settlement and payment system, as broken down below :
  2nd third of deferred annual variable remuneration from 2014:

Under this item, the executive dir ectors have received: € 321 thousand and 37,392 BBVA shares in the case of the Group Executive Chairman; € 101 thousand and 11,766 BBVA shares in the case of the Chief Executive Officer; and € 32 thousand and 3,681 BBVA shares in the case of the executive dir ector Head of GERPA.

  3rd third of deferred annual variable remuneration from 2013:

Under this item, the executive directors have received: € 301 thousand and 29,555 BBVA shares in the case of the Group Executive Chairman; € 81 thousand and 7,937 BBVA shares in the case of the Chief Executive Officer; and € 18 thousand and 1,768 BBVA shares in the case of the executive director Head of GERPA .